PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance		$ 1,387,986	$ 539,619
Additions		3,028,331	1,030,176
Modifications			(28,375)
Depreciation and amortization	$ (9,324)	(426,534)	(153,434)
Carrying amount, ending balance	539,619	3,989,783	1,387,986
At Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance		1,550,144
Carrying amount, ending balance		4,578,475	1,550,144
Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance		(162,158)
Carrying amount, ending balance		(588,692)	(162,158)
Plant and Equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance		922,118	65,858
Additions		2,077,794	889,988
Modifications			0
Depreciation and amortization		(177,147)	(33,728)
Carrying amount, ending balance	65,858	2,822,765	922,118
Plant and Equipment [Member] | At Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance		956,805
Carrying amount, ending balance		3,034,599	956,805
Plant and Equipment [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance		(34,687)
Carrying amount, ending balance		(211,834)	(34,687)
Right-of-use Assets [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance		465,868	473,761
Additions		950,537	140,188
Modifications			(28,375)
Depreciation and amortization		(249,387)	(119,706)
Carrying amount, ending balance	$ 473,761	1,167,018	465,868
Right-of-use Assets [Member] | At Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance		593,339
Carrying amount, ending balance		1,543,876	593,339
Right-of-use Assets [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance		(127,471)
Carrying amount, ending balance		$ (376,858)	$ (127,471)